Related Party Transactions - Summary of board remuneration paid (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Cash Compensation	$ 212	$ 124	$ 107
Shared-based Compensation	123	70	91
Total	335	194	198
Morten Opstad, chair
Disclosure of transactions between related parties [line items]
Cash Compensation	59	40	43
Total	59	40	43
Lawrence J. Ciaccia, Board deputy chair
Disclosure of transactions between related parties [line items]
Cash Compensation	28	38	34
Shared-based Compensation	33
Total	61	38	34
Deborah Davis
Disclosure of transactions between related parties [line items]
Cash Compensation	67	10	7
Shared-based Compensation	0	36	34
Total	67	46	41
Hanne Hovding
Disclosure of transactions between related parties [line items]
Cash Compensation	52	32	16
Shared-based Compensation			23
Total	52	32	39
Stephen A. Skaggs
Disclosure of transactions between related parties [line items]
Cash Compensation	4	4
Shared-based Compensation	58	34
Total	62	$ 38
Andre James MacLeod
Disclosure of transactions between related parties [line items]
Cash Compensation			7
Shared-based Compensation			34
Total			$ 41
Thomas M. Quindlen
Disclosure of transactions between related parties [line items]
Cash Compensation	2
Shared-based Compensation	32
Total	$ 34